Document and Entity Information	Sep. 18, 2026
Prospectus Line Items
Document Type	497
Document Period End Date	Sep. 18, 2026
Entity Central Index Key	0001562565
Amendment Flag	false
Registrant Name	Fidelity Merrimack Street Trust
Entity Investment Company Type	N-1A